[LOGO]







ANNUAL REPORT                                      Armada

MAY 31, 1997                                       Funds

                                                   Tax

                                                   Exempt

                                                   Series


ARMADA OHIO TAX EXEMPT FUND

ARMADA PENNSYLVANIA MUNICIPAL FUND




                                                      [ARMADA LOGO]
                                                          ARMADA
                                                           FUNDS
                                                Financial Power Close at Hand

LOGO                        ARMADA FUNDS
                            TAX EXEMPT SERIES

                            ANNUAL REPORT - MAY 31, 1997

  ARMADA                           TABLE OF CONTENTS
  OHIO TAX                         Chairman's Message.......................................     1
  EXEMPT FUND                      Tax Exempt Market Overview...............................     3
                                   FUND OVERVIEWS
  ARMADA                           Armada Ohio Tax Exempt Fund..............................     4
  PENNSYLVANIA                     Armada Pennsylvania Municipal Fund.......................     6
  MUNICIPAL                        PORTFOLIOS OF INVESTMENTS AND FINANCIAL HIGHLIGHTS
  FUND                             Armada Ohio Tax Exempt Fund..............................     8
                                   Armada Pennsylvania Municipal Fund.......................    13
                                   FINANCIAL STATEMENTS
                                   Statement of Assets and Liabilities......................    17
                                   Statement of Operations..................................    18
                                   Statement of Changes in Net Assets.......................    19
                                   NOTES TO FINANCIAL STATEMENTS............................    20
                                   REPORT OF INDEPENDENT AUDITORS...........................    25

- SHARES OF ARMADA FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY NATIONAL CITY BANK, ITS AFFILIATES OR ANY BANK.
- SHARES OF ARMADA FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, FDIC, OR ANY GOVERNMENTAL AGENCY OR STATE.
- AN INVESTMENT IN ARMADA FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
- PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE, AND THE INVESTMENT RETURN WILL FLUCTUATE.

National City Bank and certain of its affiliates serve as investment advisers to Armada Funds for which they receive an investment advisory fee. For more complete information about Armada Funds, including charges and expenses, please contact your investment specialist or call 1-800-622-FUND (3863) for a prospectus. Read it carefully before you invest or send money. Armada Funds are distributed by SEI Investments Distribution Co. (SIDC), Oaks, PA 19456. SIDC is not affiliated with National City Bank and is not a bank.

LOGO                        CHAIRMAN'S MESSAGE

                            DEAR ARMADA FUNDS SHAREHOLDERS:

                              It is a pleasure to report to you that the total
                            assets in Armada Funds stand at $5.40 billion at May 31, 1997, an increase of 31% over the $4.12 billion of a year ago. This growth resulted from additional investments, sustained improvement in income, and the transfer of the remaining Inventor Funds. The accompanying annual report contains each fund's audited financial statements and its specific portfolio of investments.

                            INVESTMENT PERFORMANCE LEADERSHIP

                              In all our investment activity, we share one goal:
                            To seek to provide shareholders with a variety of investment opportunities from a wide range of funds that consistently outperform the benchmark indices for each fund over time. Reflecting that objective, Armada Funds is receiving recognition as a top performer by the financial press. The funds have won mentions in the Wall Street Journal's Mutual Fund Scorecard on several occasions, as well as in Investor's Business Daily. Performance for all funds has been very competitive, reflecting the expertise and dedication of our Armada Funds managers.

                            EXPANDED PRODUCT OFFERINGS

                              Developing new products and refining current
                            offerings are important functions of Armada Funds as we strive to provide you with the highest quality investment services. During the year, our integration of the Inventor Funds allowed us to offer you four new Armada portfolios: the Intermediate Government Fund, the GNMA Fund, the Pennsylvania Municipal Fund, and the Pennsylvania Tax Exempt Fund (a money market fund). The Armada Enhanced Income Fund adopted a new investment objective which seeks increased total return potential.

                              Armada Funds also serves as a mainstay for
                            National City's asset allocation program,
                            FutureQuest. For each FutureQuest investor, a portfolio of mutual funds is created based on individual goals, time-frame, and tolerance for risk. That portfolio is then monitored and rebalanced as necessary. The FutureQuest process adds value by defining and maintaining the investor's focus, while Armada Funds provides a quality investment vehicle for deploying the assets.

LOGO                        CHAIRMAN'S MESSAGE

                              Our communication with you, our shareholders, is a
                            crucial function of our business. Please call 1-800-622-FUND (3863) when you want more information about your investment or any of the Armada Funds. You'll find highly trained, licensed representatives on the other end of the telephone who stand ready to assist you.

                              You can also find a multitude of information about
                            Armada Funds on the National City World Wide Web page at WWW.NATIONAL-CITY.COM. Click on Invest It! and you and other prospective investors can access performance information, view prospectuses and learn more about the many benefits of investing with Armada Funds.

                              We look forward to continuing to serve your
                            investment needs.

                            Sincerely,

                            /s/ Robert D. Neary

                            Robert D. Neary
                            Chairman
                            Armada Funds Board of Trustees

LOGO                        TAX EXEMPT MARKET OVERVIEW

                            REMARKS FROM THE ADVISERS

"THE DEREGULATION OF THE
ELECTRIC UTILITY INDUSTRY
COULD HAVE A MATERIAL EFFECT
ON THE MUNICIPAL MARKET OVER
THE NEXT FEW YEARS."
                              What a difference a year makes in both perception
                            and reality. In the spring of 1996, the fear in the municipal market was of tax reform and the effect of a "flat tax" on security issuance. Today, tax reform has been replaced by the "balanced budget deal" and changes to the tax code are adjustments, not overhaul. Last May, municipals traded very cheap relative to U. S. Treasuries. AA Five year maturities traded at 75% of the five year Treasury and ten year AA's traded at 80% of the ten year Treasury. Today those ratios are 70% and 75% respectively, levels that are historically expensive when compared to the current tax structure.

                              The deregulation of the electric utility industry
                            could have a material effect on the municipal market over the next few years. The excess electric utility revenues relied on by many cities to support their general fund as well as significant revenue from property taxes assessed on investor owned utilities is expected to be affected.

                              Besides affecting revenue, deregulation may hamper
                            the industry's ability to recover stranded costs, currently estimated to range from $139 billion to over $200 billion. Consumer Transition Charges will have to be implemented to cover these costs, consequently affecting the ability to price competitively and ultimately to sell services.

                              The rating agencies recently downgraded several
                            major market utilities including The Intermountain Power Agency, Los Angeles Department of Water and Power, Northern California Power Agency and the pollution control revenue bonds of Oglethorpe Power in Georgia. We expect ratings volatility to continue.

                              The yield curve has flattened, with the
                            intermediate (5-12 year) spread only 0.50% when 0.75% would be normal. The very long (twenty years and longer) maturities offer less than 1.00% in increased yield to the five year, where normally investors earn 1.3% to 1.5% in additional yield. We anticipate the demand for municipal bonds will continue to outstrip supply in the coming months.

LOGO                        ARMADA OHIO TAX EXEMPT FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
FIXED INCOME TEAM,
 NATIONAL CITY'S
 ASSET MANAGEMENT GROUP

FUND'S DATE OF INCEPTION:
JANUARY 5, 1990 (INSTITUTIONAL SHARES)
APRIL 15, 1991 (RETAIL SHARES)

ASSETS:
$91,366,272 (INSTITUTIONAL SHARES)
$ 3,534,526 (RETAIL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE AS HIGH A LEVEL OF
INTEREST INCOME EXEMPT FROM
FEDERAL INCOME TAX AND, TO
THE EXTENT POSSIBLE, FROM OHIO
INCOME TAX, AS IS CONSISTENT
WITH CONSERVATION OF CAPITAL.
THE FUND NORMALLY INVESTS IN
TAX-EXEMPT OBLIGATIONS HAVING
AVERAGE REMAINING MATURITIES
OF TWO TO TEN YEARS.
                            RECENT PERFORMANCE

                              For the year ended May 31, 1997, the Armada Ohio
                            Tax Exempt Fund returned 6.37% to Institutional shareholders and 6.38% (before sales charges) to Retail shareholders. By comparison, the Lehman Seven-Year Municipal Bond Index returned 6.83%.

                              In a fairly steady interest rate environment,
                            stronger credits, such as many in Ohio, lag the overall market as many go to weaker credits in the search for higher yield. General obligations (full faith and credit of municipalities) have lagged revenue issues for the past six months.

                            FUND STRUCTURE

                              The Armada Ohio Tax Exempt Fund has an average
                            maturity of 6.3 years and an effective duration of
                            5.3 years. Fifty-four percent of the fund is in general obligations with the remainder in revenue issues such as higher education, water and sewer. Hospital issues rated AA or higher make up 10% of the fund and the overall quality of the fund is AA. Morningstar recently awarded the Armada Ohio Tax-Exempt Fund a four star (out of five maximum) rating for performance and safety.

                            LOOKING AHEAD

                              On March 24, the Ohio Supreme Court made a
                            sweeping decision against the present state school funding program. Spending per pupil was found to be unequal district to district with the state foundation not equalizing for property value differences between "rich and poor" districts. The court remanded the case back to the original jurisdiction of Perry County and gave the state only one year to rectify the situation.

                              The effect to outstanding school issues should be
                            minimal for most districts as the state only allows debt up to 9% of assessed value (effectively 3% on full value). Roughly 80% of school spending is for instruction and paid concurrently. This means that district spending is not long term borrowed and future spending will continue no matter the source of revenue. Some weaker districts (Cleveland and Youngstown for example) may even be improved. The basic problem could be the State of Ohio itself, which could be forced to use its "rainy day fund" as well as raise income and sales taxes. We will be following this very closely over the next year.

LOGO                        ARMADA OHIO TAX EXEMPT FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

"IN A FAIRLY STEADY INTEREST
RATE ENVIRONMENT, STRONGER
CREDITS, SUCH AS MANY IN OHIO,
LAG THE OVERALL MARKET AS MANY
GO TO WEAKER CREDITS IN THE
SEARCH FOR HIGHER YIELD."


==================================================================================================================================
                                                    TOTAL RETURNS as of 5/31/97
---------------------------------------------------------------------------------------------------------------------------------
                                                     1-Year            3-Years(4)         5-Years(4)    Since Inception (2,4)

  Armada Ohio Tax Exempt Fund
  Institutional Shares(1)                              6.37%            5.78%               5.96%               5.88%
 ---------------------------------------------------------------------------------------------------------------------------------
  Armada Ohio Tax Exempt Fund
  Retail Shares With Sales Charge                      3.19%            4.70%               5.31%               5.44%
           Without Sales Charge                        6.38%            5.79%               5.95%               5.88%
 ---------------------------------------------------------------------------------------------------------------------------------

                                     Past performance is not predictive of future performance.


                                     GROWTH OF A $10,000 INVESTMENT (3)

                                                    LEHMAN BROTHERS
              MEASUREMENT PERIOD                  GOVERNMENT/CORPORATE                             RETAIL WITH SA LES
            (FISCAL YEAR COVERED)                      BOND INDEX            INSTITUTIONAL               CHARGE
MAY-1990                                             10188                       10019.84                  9718.58
NOV-1990                                             10711                       10424.71                 10111.26
MAY-1991                                             11207                       10761.74                 10438.15
NOV-1991                                             11743                       11073.78                 10740.81
MAY-1992                                             12215                       11429.81                 11088.02
NOV-1992                                             12854                       11962.32                 11594.14
MAY-1993                                             13496                       12614.23                 12227.46
NOV-1993                                             14052                       13101.46                 12700.41
MAY-1994                                             13941                       12902.09                 12507.28
NOV-1994                                             13705                       12608.63                 12234.02
MAY-1995                                             15078                       13755.15                 13337.53
NOV-1995                                             15801                       14393.21                 13957.60
MAY-1996                                             15777                       14354.51                 13918.25
NOV-1996                                             16631                       15080.03                 14623.20
MAY-1997                                             16858                       15269.47                 14806.36

                            (1) Institutional shares are sold primarily to banks
                                and clients of National Asset Management
                                Corporation ("NAM"). Certain account level charges may apply.

                            (2) The Armada Ohio Tax Exempt Fund's date of
                                inception was January 5, 1990 for Institutional shares and April 15, 1991 for Retail shares.

                            (3) The return and principal value of an investment
                                will fluctuate. When redeemed, shares may be worth more or less than their original cost.

                            (4) Annualized.

LOGO                        ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

PORTFOLIO MANAGER:
FIXED INCOME TEAM,
 NATIONAL CITY'S
 ASSET MANAGEMENT GROUP

FUND'S DATE OF INCEPTION:
AUGUST 10, 1994 (INSTITUTIONAL SHARES)
SEPTEMBER 11, 1996 (RETAIL SHARES)

ASSETS:
$36,769,200 (INSTITUTIONAL SHARES)
$    80,928 (RETAIL SHARES)

INVESTMENT OBJECTIVE:
PROVIDE CURRENT INCOME EXEMPT
FROM BOTH REGULAR FEDERAL INCOME
AND PENNSYLVANIA PERSONAL
INCOME TAXES WHILE PRESERVING
CAPITAL. THE FUND INVESTS
PRIMARILY IN INVESTMENT GRADE
DEBT OBLIGATIONS ISSUED BY OR
ON BEHALF OF THE COMMONWEALTH
OF PENNSYLVANIA.
                            RECENT PERFORMANCE

                              The Armada Pennsylvania Municipal Fund returned
                            1.51% for Institutional shares and 1.46% (before sales charges) for Retail shares for the six month period ended May 31, 1997. The Fund produced a total return of 6.21% (Institutional shares) and 6.13% (Retail shares before sales charge) for the 12 month period ended May 31, 1997. These figures compare to the Lehman Seven Year Municipal Bond Index returns of 1.35% for the past six months and 6.83% for the 12 month period.

                              Over the last six months, yields on Pennsylvania
                            exempt municipals were equal to those available on non-exempt, national names. This fact allowed Pennsylvania residents the benefits of dual exemption without having to pay for it. The Pennsylvania economy has benefited from the overall strength of the national economy but still lags the nation in terms of most economic statistics.

                            FUND STRUCTURE

                              The Fund has maintained an average maturity of
                            approximately 6.25 years and a duration of approximately 5.1 years over the past six months. These figures are slightly shorter than those of its index, protecting assets during a period of generally rising rates.

                              The Fund's return relative to its index was
                            positively influenced by the narrowing spread of 10 year yields versus 5 year yields. Generally, the municipal yield curve provides 50 basis points of incremental yield between these two maturities. Over the last few months, that spread narrowed to 30 basis points. The Fund, with 20% of its assets in 10 to 15 year maturities, benefited due to this yield curve flattening versus its index that is concentrated in 6 to 8 year municipals.

                            LOOKING AHEAD

                              Going forward, the Fund will continue to look to
                            security selection as a means of adding value relative to its benchmark, while keeping a slightly defensive posture in terms of its interest rate risk exposure.

LOGO                        ARMADA PENNSYLVANIA MUNICIPAL FUND OVERVIEW

                            COMMENTS FROM THE MANAGER

"OVER THE LAST SIX MONTHS, YIELDS
ON PENNSYLVANIA EXEMPT
MUNICIPALS WERE EQUAL TO THOSE
AVAILABLE ON NON-EXEMPT,
NATIONAL NAMES. THIS FACT
ALLOWED PENNSYLVANIA RESIDENTS
THE BENEFITS OF DUAL EXEMPTION
WITHOUT HAVING TO PAY FOR IT."


 ===============================================================================================================================
                                                  TOTAL RETURNS as of 5/31/97(5)
---------------------------------------------------------------------------------------------------------------------------------

                                                                     1-Year                   Since Inception(2,4)
                                                            --------------------------------------------------------------------
  Armada Pennsylvania Municipal Fund
  Institutional Shares(1)                                              6.21%                           5.20%
 --------------------------------------------------------------------------------------------------------------------------------
  Armada Pennsylvania Municipal Fund
  Retail Shares With Sales Charge                                      2.96%                          4.04%
           Without Sales Charge                                        6.13%                          5.17%
 --------------------------------------------------------------------------------------------------------------------------------


           Past performance is not predictive of future  performance.


                       GROWTH OF A $10,000 INVESTMENT (3)

                                                    LEHMAN BROTHERS
              MEASUREMENT PERIOD                  GOVERNMENT/CORPORATE                             RETAIL WITH SA LES
            (FISCAL YEAR COVERED)                      BOND INDEX            INSTITUTIONAL               CHARGE
JUL-1994                                           1000                        10048.96                   9746.80
NOV-1994                                           9712                         9818.75                   9523.51
MAY-1995                                          10685                        10518.74                  10202.44
NOV-1995                                          11197                        10861.94                  10535.29
MAY-1996                                          11180                        10857.95                  10531.47
NOV-1996                                          11785                        11360.85                  11016.72
MAY-1997                                          11946                        11531.98                  11177.04


                           (1) Institutional shares are sold primarily to banks
                               and clients of National Asset Management
                               Corporation ("NAM"). Certain account level charges may apply.

                           (2) The Armada Pennsylvania Municipal Fund's date of
                               inception was August 10, 1994 for Institutional shares and September 11, 1996 for Retail shares.

                           (3) The return and principal value of an investment
                               will fluctuate. When redeemed, shares may be worth more or less than their original cost.

                           (4) Annualized.

                           (5) The performance history for the Predecessor Fund
                               has been carried over to both the Institutional and Retail classes.

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA OHIO TAX EXEMPT FUND

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- 99.0%
OHIO -- 99.0%
  Akron General Obligation
      4.50%............... 12/01/05  $  500  $   476,250
  Akron Waterworks Revenue
      5.15%............... 03/01/01     500      510,625
      4.90%............... 03/01/08     500      486,250
  Allen County General Obligation
      4.95%............... 12/01/04     500      506,250
  Ashland Sanitation Sewer System
    General Obligation
      3.96%............... 03/19/98     750      750,292
  Avon Lake Water Revenues
      4.80%............... 10/01/03     345      346,294
  Beavercreek Local School District
    General Obligation
      5.25%............... 12/01/07   1,130    1,156,837
  Brown County General Obligation
      5.20%............... 12/01/04     455      467,512
  Butler County Sewer System
    Revenue
      6.00%............... 12/01/04     500      534,375
  Cincinnati City School District
    Revenue Anticipation Notes
      5.60%............... 06/15/97     500      500,235
  Cincinnati General Obligation
      5.25%............... 12/01/97     400      402,796
      5.375%.............. 12/01/97     250      251,897
      5.25%............... 12/01/98     250      255,000
      5.375%.............. 12/01/99     250      257,187
      4.50%............... 12/01/01     500      500,625
  Clear Fork Valley Local School
    District Bond Anticipation
    Notes
      4.20%............... 09/25/97     500      500,585
  Clermont County Waterworks
    Revenue
      5.30%............... 12/01/05     500      515,000
  Cleveland Heights General
    Obligation
      5.40%............... 12/01/00     900      929,250
  Cleveland Waterworks Revenue
      6.50%............... 01/01/02   1,000    1,096,250
      5.40%............... 01/01/06     500      517,500

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Columbus General Obligation
      5.45%............... 01/01/98  $  900  $   908,388
      5.25%............... 05/01/02   1,000    1,032,500
      5.30%............... 05/01/03   1,000    1,035,000
      5.70%............... 07/01/04     300      317,625
  Columbus City School District
    General Obligation
      6.65%............... 12/01/02     900    1,005,750
  Columbus Sewer Revenue
      6.20%............... 06/01/04   1,500    1,625,625
  Columbus Water System Revenue
      5.80%............... 02/15/01     500      523,125
      6.00%............... 11/01/02     330      355,162
  Cuyahoga County Hospital Revenues
    (Cleveland Clinic)
      6.00%............... 11/15/03     890      951,187
      6.125%.............. 11/15/04     840      906,150
  Cuyahoga County Hospital Revenue
    (University Hospital) Series A
      5.25%............... 01/15/08   1,500    1,507,500
  Dayton Bond Anticipation Notes
      3.80%............... 12/16/97   1,000      999,810
  Delaware City School District
    General Obligation
      5.25%............... 12/01/06     500      514,375
  Delaware County General
    Obligation
      5.25%............... 12/01/06     500      503,125
  Forest Hills Local School
    District General Obligation
      6.00%............... 12/01/08   1,210    1,308,312
      6.00%............... 12/01/09     830      890,175
  Franklin County General
    Obligation
      6.00%............... 12/01/01     500      538,750
      6.375%.............. 12/01/01     500      545,000
      5.05%............... 12/01/05   2,000    2,037,500
  Franklin County Hospital Revenue
    (U.S. Health)
      4.50%............... 06/01/00   1,000    1,001,250
  Gahanna-Jefferson City School
    District General Obligation
      5.40%............... 12/01/04     280      285,600

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA OHIO TAX EXEMPT FUND

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Granville Local School District
    General Obligation
      4.65%............... 12/01/05  $  500  $   488,125
  Greene County Water Works Systems
    Revenue
      5.30%............... 12/01/05     500      515,000
  Hamilton County General
    Obligation
      5.75%............... 12/01/01     250      261,875
      5.00%............... 12/01/08     675      665,719
  Hamilton County Sewer Revenue
      6.20%............... 12/01/00   1,000    1,060,000
      5.30%............... 12/01/06   1,000    1,028,750
  Hilliard City Schools General
    Obligation
      5.30%............... 12/01/99     250      256,875
      5.90%............... 12/01/04   1,000    1,055,000
  Hudson Local School District
    General Obligation
      5.00%............... 12/15/02     500      510,625
  Kenston Local School District
    General Obligation
      5.55%............... 12/01/03     500      512,500
  Kent State University General
    Receipts
      6.15%............... 05/01/04     250      269,687
  Kettering General Obligation
      5.15%............... 12/01/05     550      556,187
  Lake County General Obligation
      5.30%............... 12/01/98     250      255,000
  Lakewood General Obligation Bond
      6.50%............... 12/01/12   1,500    1,625,625
  Lebanon City Schools General
    Obligation
      4.65%............... 12/01/99     750      762,188
  Loveland City School District
    General Obligation
      6.00%............... 12/01/00     250      260,313
  Marysville Local School District
    General Obligation
      5.10%............... 12/01/04     500      507,500
  Miami University General Receipts
      5.40%............... 12/01/05   1,000    1,030,000

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Miamisburg Sewer System Revenue
      5.00%............... 11/15/08  $  500  $   496,250
  Middleburg Heights Hospital
    Revenue (Southwest General
    Hospital)
      6.75%............... 08/15/01   1,760    1,944,800
  Montgomery County Solid Waste
    Revenue
      5.125%.............. 11/01/08     500      500,625
  Newark General Obligation
      5.45%............... 12/01/02   1,000    1,037,500
  North Canton City School District
    General Obligation
      5.25%............... 12/01/01     500      515,000
  Northeast Ohio Regional Sewer
    Revenue
      6.40%............... 11/15/01     250      272,188
      6.50%............... 11/15/01     500      546,250
  Ohio Higher Education Facility
    (University of Dayton)
      5.875%.............. 12/01/04     250      264,375
  Ohio Public Facilities (Mental
    Health)
      5.00%............... 12/01/02   1,000    1,017,500
      6.80%............... 12/01/02   2,000    2,135,000
  Ohio State Higher Educational
    Facility Revenue Bond
    (John Carroll University)
      5.75%............... 04/01/19   1,000    1,000,000
  Ohio State Higher Educational
    Facility
    (Denison University Project)
      5.26%............... 11/01/09     500      498,125
  Ohio State Building Authority
      5.20%............... 10/01/04..    500     512,500
  Ohio State Public Facilities
    (Higher Education)
    Series II-A
      5.20%............... 05/01/07   1,000    1,013,750
      4.25%............... 12/01/07   1,000      940,000
      4.50%............... 11/01/08   1,000      948,750

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA OHIO TAX EXEMPT FUND

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Public Facilities
    (Higher Education)
    Series II-B
      5.70%............... 11/01/03  $1,000  $ 1,055,000
  Ohio State Public Facilities
    (Higher Education)
      5.50%............... 12/01/00     500      515,625
      4.80%............... 05/01/02     530      531,988
      5.20%............... 05/01/06     500      508,125
  Ohio State University General
    Receipts
      5.15%............... 12/01/00     250      256,875
      5.40%............... 12/01/02   1,500    1,561,875
      3.85%............... 12/01/06     520      520,000
  Ohio State Water Development
    Authority Pollution Control
    Facilities
      5.05%............... 06/01/07     500      501,250
  Ohio State Water Development
    Authority
      5.00%............... 12/01/98   1,000    1,015,000
      5.90%............... 06/01/00     500      520,000
      5.50%............... 12/01/01   1,000    1,040,000
      5.90%............... 12/01/02     320      338,800
      5.55%............... 06/01/04   1,000    1,043,750
      5.75%............... 12/01/05     500      526,250
      5.60%............... 06/01/07   1,500    1,569,375
      5.00%............... 12/01/07   1,000      998,750
  Perry Local School District
    General Obligation
      4.35%............... 06/01/99     750      748,125
  Portage County General Obligation
      6.00%............... 12/01/03     915      949,313
  Richland County General
    Obligation
      +4.85%.............. 12/01/04     200      200,500
      +5.25%.............. 12/01/05     165      168,919
      5.20%............... 12/01/08     515      515,000
  Solon General Obligation
      5.30%............... 12/01/03     210      216,825
      5.50%............... 12/01/04     220      228,250

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Springfield Local School District
    General Obligation
      6.10%............... 12/01/03  $  250  $   266,250
  State of Ohio General Obligation
      5.70%............... 05/15/98     500      508,460
      5.00%............... 05/15/99   1,000    1,018,750
      5.00%............... 08/01/00     500      510,000
      5.15%............... 09/01/01     500      513,125
      4.70%............... 05/15/02   2,000    2,012,500
      4.70%............... 08/01/03   1,000    1,002,500
      5.40%............... 10/01/07   1,000    1,026,250
      5.20%............... 08/01/08   1,000    1,012,500
  State of Ohio Highways General
    Obligation
      4.75%............... 05/15/02   1,000    1,006,250
  Strongville City School District
    General Obligation
      5.15%............... 12/01/08   1,000    1,012,500
      5.90%............... 12/01/15   1,575    1,616,344
  University of Cincinnati General
    Receipts
      5.70%............... 06/01/03     250      261,250
      4.75%............... 06/01/04     500      495,000
      5.80%............... 06/01/04     200      210,250
      5.70%............... 06/01/12   1,240    1,249,300
  Upper Arlington City School
    District General Obligation
      6.00%............... 12/01/05     670      723,600
  Upper Arlington General
    Obligation
      6.20%............... 12/01/01     270      288,563
  Vandalia Ohio General Obligation
      5.35%............... 12/01/09     505      510,050
  West Clermont Local School
    District General Obligation
      5.65%............... 12/01/08   1,030    1,082,788
  Westerville General Obligation
      5.60%............... 12/01/01     325      339,625
  Westlake General Obligation
      5.30%............... 12/01/03     500      511,250
  Westlake City School District
    General Obligation
      6.20%............... 12/01/06     625      684,375

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA OHIO TAX EXEMPT FUND

                                      PAR
                           MATURITY  (000)      VALUE
                           --------  ------  -----------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Worthington City School District
    General Obligation
      5.80%............... 12/01/01  $1,200  $ 1,260,000
      5.85%............... 12/01/02     500      528,750
  Wright State University General
    Receipts
      4.90%............... 05/01/05     500      500,625
  Youngstown City School District
    Revenue Anticipation Notes
      5.35%............... 06/15/99   1,000    1,017,500
      5.40%............... 06/15/98   1,000    1,008,340
                                             -----------
TOTAL MUNICIPAL BONDS......................   92,722,791
                                             -----------
(Cost $91,368,899)
                                     NUMBER
                                       OF
                                     SHARES
                                     ------
TEMPORARY INVESTMENT -- 1.0%
  Ohio Municipal Cash Trust....   929,597       929,597
                                            -----------
    (Cost $929,597)
TOTAL INVESTMENTS -- 100.0%                 $93,652,388
                                            ===========
    (Cost $92,298,496*)

---------------
* Also cost for Federal income tax purposes.

    The gross unrealized appreciation (depreciation) for
    Federal Income Tax purposes is as follows:
    Gross appreciation......................  $1,573,631
    Gross depreciation......................    (219,739)
                                              ----------
                                              $1,353,892
                                              ----------
+ When-issued security.

                             See Accompanying Notes

LOGO                        FINANCIAL HIGHLIGHTS

                            ARMADA OHIO TAX EXEMPT

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE YEAR ENDED MAY 31
                                    ----------------------------------------------------------------------------------------------
                                             1997                       1996                       1995                  1994
                                    ----------------------     ----------------------     ----------------------     -------------
                                    INSTITUTIONAL   RETAIL     INSTITUTIONAL   RETAIL     INSTITUTIONAL   RETAIL     INSTITUTIONAL
                                    -------------   ------     -------------   ------     -------------   ------     -------------
Net asset value, beginning of
 period.............................    $ 10.70     $10.66        $ 10.74      $10.70        $ 10.57      $10.53        $ 10.84
                                       -------      ------        -------      ------        -------      ------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..............       0.51       0.51           0.50        0.50           0.50        0.50           0.52
 Net gain/(loss) on securities
   (realized and unrealized)........       0.16       0.16          (0.04)      (0.04)          0.17        0.17          (0.26)
                                       -------      ------        -------      ------        -------      ------        -------
   Total from investment
     operations.....................       0.67       0.67           0.46        0.46           0.67        0.67           0.26
                                       -------      ------        -------      ------        -------      ------        -------
LESS DISTRIBUTIONS
 Dividends from net investment
   income...........................      (0.51)     (0.51)         (0.50)      (0.50)         (0.50)      (0.50)         (0.52)
 Dividends in excess of net
   investment income................      (0.00)     (0.00)         (0.00)      (0.00)         (0.00)      (0.00)         (0.00)
 Dividends in excess of net realized
   capital gains....................      (0.00)     (0.00)         (0.00)      (0.00)         (0.00)      (0.00)         (0.01)
                                       -------      ------        -------      ------        -------      ------        -------
   Total distributions..............      (0.51)     (0.51)         (0.50)      (0.50)         (0.50)      (0.50)         (0.53)
                                       -------      ------        -------      ------        -------      ------        -------
Net asset value, end of period......    $ 10.86     $10.82        $ 10.70      $10.66        $ 10.74      $10.70        $ 10.57
                                       =======      ======        =======      ======        =======      ======        =======
TOTAL RETURN........................       6.37%      6.38%(3)       4.36%       4.35%(3)       6.61%       6.64%(3)       2.28%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's).............................    $91,366     $3,535        $82,886      $2,869        $71,996      $3,168        $63,133
Ratio of expenses to average net
 assets.............................       0.24%(1)   0.24%(2)       0.26%(1)    0.26%(2)       0.24%(1)    0.24%(2)       0.33%(1)
Ratio of net investment income to
 average net assets.................       4.71%(1)   4.71%(2)       4.68%(1)    4.68%(2)       4.82%(1)    4.82%(2)       4.54%(1)
Portfolio turnover rate.............         23%        23%            10%         10%             3%          3%             2%


                                                          1993
                                                 ----------------------
                                      RETAIL     INSTITUTIONAL   RETAIL
                                      ------     -------------   ------
Net asset value, beginning of
 period.............................  $10.80        $ 10.33      $10.30
                                      ------        -------      ------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income..............    0.52           0.51        0.51
 Net gain/(loss) on securities
   (realized and unrealized)........   (0.26)          0.56        0.54
                                      ------        -------      ------
   Total from investment
     operations.....................    0.26           1.07        1.05
                                      ------        -------      ------
LESS DISTRIBUTIONS
 Dividends from net investment
   income...........................   (0.52)         (0.51)      (0.51)
 Dividends in excess of net
   investment income................   (0.00)         (0.05)      (0.04)
 Dividends in excess of net realized
   capital gains....................   (0.01)         (0.00)      (0.00)
                                      ------        -------      ------
   Total distributions..............   (0.53)         (0.56)      (0.55)
                                      ------        -------      ------
Net asset value, end of period......  $10.53        $ 10.84      $10.80
                                      ======        =======      ======
TOTAL RETURN........................    2.29%(3)      10.36%      10.27%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 000's).............................  $2,725        $40,080      $1,466
Ratio of expenses to average net
 assets.............................    0.33%(2)       0.09%(1)    0.09%(2)
Ratio of net investment income to
 average net assets.................    4.54%(2)       5.00%(1)    5.00%(2)
Portfolio turnover rate.............       2%            11%         11%

(1)The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the year ended May 31, 1997 would have been .79% and 4.16%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Institutional class for the years ended May 31, 1996 and 1995 would have been .83% and 4.11%, and .80% and 4.26%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Institutional class for the years ended May 31, 1994 and 1993 would have been .88% and 3.99%, and .64% and 4.45%, respectively.

(2)The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the year ended May 31, 1997 would have been .79% and 4.16%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers and Custodian for the Retail class for the years ended May 31, 1996 and 1995 would have been .83% and 4.11%, and .78% and 4.27%, respectively. The operating expense ratio and the net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the years ended May 31, 1994 and 1993 would have been .88% and 3.99%, and .64% and 4.45%, respectively.

(3)Total Return excludes sales charge.

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA MUNICIPAL FUND

                                       PAR
                            MATURITY  (000)     VALUE
                            --------  ------  ----------
MUNICIPAL BONDS -- 99.9%
PENNSYLVANIA -- 99.9%
  Allegheny County Higher Education
    Building Authority Revenue Bond
    (Duquesne University Project),
    (AMBAC Insured)
      6.50%................ 03/01/10  $  380  $  422,750
  Allegheny County Hospital
    Development Authority Revenue
    Bond (Magee Woman's Hospital
    Project), Series O, Escrowed to
    Maturity
      10.125%.............. 10/01/02     145     165,844
  Allegheny County Industrial
    Development Authority Revenue
    Bond (LOC Mellon Bank)
      5.25%................ 12/01/00     685     696,131
  Allegheny County Sanitation
    Authority Sewer Revenue Bond,
    (FGIC Insured)
      0.00%................ 12/01/08   2,750   1,498,750
  Bradford Area School District
    General Obligation, (FGIC
    Insured)
      5.25%................ 10/01/07   1,000   1,021,250
  Bucks County Community College
    Authority College Building
    Revenue Bond
      5.30%................ 06/15/10     100      99,375
  Butler County Sewer Authority
    Revenue Prerefunded Bond
      7.25%................ 01/01/04     120     132,000
  Cumberland County Revenue Bond
    (Messiah College Project),
    (AMBAC Insured)
      5.00%................ 10/01/07   1,000     996,250
  Dauphin County General Authority
    Revenue Bond (Health Center
    Project), (AMBAC Insured)
      5.40%................ 12/01/05     800     815,000
  Delaware County General Obligation
      5.00%................ 11/15/07   1,000     997,500
  Delaware River Port Authority
    Revenue Bond (Pa & NJ Bridges),
    (AMBAC Insured)
      7.375%............... 01/01/07   1,500   1,595,625

                                       PAR
                            MATURITY  (000)     VALUE
                            --------  ------  ----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware River Port Authority
    Revenue Bond (Pa & NJ Bridges),
    (AMBAC Insured)
    Escrowed to Maturity
      6.00%................ 01/15/10  $  625  $  653,125
  East Pennsboro Area School
    District General Obligation,
    (FGIC Insured)
      0.00%................ 09/01/05     100      58,125
  Erie County Prison Authority Lease
    Prerefunded Revenue Bond, Series
    1991, (MBIA Insured)
      6.60%................ 11/01/01   1,000   1,081,250
  Greene County Industrial
    Development Authority Pollution
    Control Revenue Bond
      6.10%................ 02/01/07     125     125,465
  Lower Providence Township General
    Obligation, (MBIA Insured)
      5.00%................ 05/01/07     215     211,775
  Middletown Township, Bucks County
    Special Obligation, Escrowed to
    Maturity
      6.10%................ 10/01/00     335     346,306
  Monroeville Hospital Authority
    Prerefunded Revenue Bond (East
    Suburban Health Center Project)
      7.60%................ 07/01/04   1,030   1,148,450
  Montgomery County Hospital
    Authority Revenue Bond (Suburban
    General Hospital Project),
    Escrowed to Maturity
      7.75%................ 05/01/02     135     144,956
  Northampton County Higher
    Education Authority Revenue Bond
    (Moravian College Project),
    (AMBAC Insured)
      5.50%................ 07/01/07     900     931,500
  Penn Hills Township General
    Obligation, (AMBAC Insured)
      5.50%................ 12/01/04   1,000   1,047,500

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA MUNICIPAL FUND

                                       PAR
                            MATURITY  (000)     VALUE
                            --------  ------  ----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsbury School District General
    Obligation Revenue Bond,
    Series A
      5.10%................ 07/15/99  $  500  $  500,230
  Pennsylvania State General
    Obligation, Series 1
      6.20%................ 09/15/04     900     960,750
  Pennsylvania State Higher
    Education Authority Revenue Bond
    (Student Loan), Series A, (FGIC
    Insured)
      6.80%................ 12/01/00     685     728,669
  Pennsylvania State Higher
    Education Facilities Authority
    Revenue Bond (University of
    Pennsylvania Project)
    Series A
      6.50%................ 09/01/04     250     275,312
      5.55%................ 09/01/09   1,300   1,326,000
    Series B
      5.25%................ 01/01/07     100     101,125
  Pennsylvania State Higher
    Educational Facilities Authority
    Revenue Bonds (Drexel University
    Project) (LOC PNC Bank)
      4.25%................ 08/01/98     175     175,219
      4.50%................ 08/01/99     185     185,000
      4.65%................ 08/01/00     200     200,750
      4.85%................ 08/01/01     225     225,844
  Pennsylvania State Housing Finance
    Agency Revenue Bond (Single
    Family Mortgage),
    Series P
      7.20%................ 04/01/00      50      51,517
    Series Z
      7.00%................ 10/01/02      50      52,688
  Pennsylvania State Housing Finance
    Agency Revenue Bonds (Rental
    Housing Project)
      5.00%................ 01/01/98     450     451,881
      5.15%................ 07/01/03     400     405,000

                                       PAR
                            MATURITY  (000)     VALUE
                            --------  ------  ----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Industrial
    Development Authority Revenue
    Economic Development Bonds
    Series 1994 (AMBAC Insured)
      5.80%................ 07/01/09  $  450  $  473,063
  Pennsylvania State Infrastructure
    Investment Authority Revenue
    Bond (Pennvest), Subseries B
      6.45%................ 09/01/04   1,500   1,636,875
  Pennsylvania State
    Intergovernmental Co-Op
    Authority Special Tax Revenue
    Prerefunded Bond (City of
    Philadelphia Funding)
      6.80%................ 06/15/02     500     548,125
  Pennsylvania State Turnpike
    Commission Revenue Bond, Series
    K, (FGIC Insured) Escrowed to
    Maturity
      7.25%................ 12/01/99     500     534,375
    Series O, (FGIC Insured)
      5.25%................ 12/01/01   1,010   1,040,300
  Philadelphia Children's Hospital &
    Higher Educational Facilities
    Authority Revenue Prerefunded
    Bond, Series A
      6.50%................ 02/15/02     200     218,750
  Philadelphia Gas Works Revenue
    Bond, Series 14, (FSA Insured)
      6.25%................ 07/01/08     300     322,500
  Philadelphia Gas Works Revenue
    Prerefunded Bond, Series 13
      7.70%................ 06/15/01     460     520,950
  Philadelphia Hospital & Higher
    Education Facilities Authority
    Revenue Bond (Children's
    Hospital Project), Series A
      5.10%................ 02/15/03     500     510,625
  Philadelphia Hospital Revenue Bond
    (Graduate Hospital Project),
    Escrowed to Maturity
      7.00%................ 07/01/10     415     458,575

                             See Accompanying Notes

LOGO                        PORTFOLIO OF INVESTMENTS

MAY 31, 1997                ARMADA PENNSYLVANIA MUNICIPAL FUND


                                       PAR
                            MATURITY  (000)     VALUE
                            --------  ------  ----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Philadelphia School District General
    Obligation, Series A, (MBIA Insured)
      5.80%................ 07/01/04  $  465  $  483,600
  Philadelphia Thomas Jefferson
    University Hospital Revenue
    Bond,
    Escrowed to Maturity
      7.00%................ 07/01/08     205     224,988
  Philadelphia Water & Waste Water
    Revenue Bonds, (MBIA Insured)
      5.50%................ 06/15/07   1,500   1,560,000
      6.75%................ 08/01/03     200     221,750
  Pittsburgh & Allegheny County
    Auditorium Authority Revenue
    Bond (AMBAC Insured)
      6.40%................ 12/01/01     800     806,600
  Pittsburgh General Obligation
    Series A, (MBIA Insured)
      5.50%................ 09/01/06     955     983,650
  Scranton-Lackawanna Health &
    Welfare Authority Revenue Bond,
    Escrowed to Maturity
      6.625%............... 07/01/09     545     592,006
  Seneca Valley School District
    General Obligation, Series A,
    (FGIC Insured)
      5.70%................ 07/01/06   1,000   1,033,750
  Southeastern Pennsylvania
    Transportation Authority Revenue
    Bond (Lease Project)
      5.75%................ 12/01/07     775     783,153
  St. Mary Hospital Authority
    (Franciscan Health System
    Project) Series 1985C (LOC
    Toronto Dominion)
      2.85%................ 06/07/97     100     100,000
  Swarthmore Borough College
    Authority Revenue Bond
      6.00%................ 09/15/06     855     911,644
  Tyrone School District General
    Obligation, (MBIA Insured)
      5.70%................ 09/15/08   1,250   1,278,125

                                       PAR
                            MATURITY  (000)     VALUE
                            --------  ------  ----------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Union County Higher Educational
    Facilities Financing Authority
    Revenue Bond (Bucknell
    University Project), (MBIA
    Insured)
      6.20%................ 04/01/06  $1,000  $1,061,250
  Westmoreland County Municipal
    Authority Revenue Bond, (FGIC
    Insured) Escrowed to Maturity
      0.00%................ 07/01/08     500     281,875
                                              ----------
  TOTAL MUNICIPAL BONDS.....................  36,415,441
                                              ----------
    (Cost $35,624,200)

                                   NUMBER
                                  OF SHARES
                                  ---------
TEMPORARY INVESTMENT -- 0.1%
  Investors Pennsylvania
    Municipal Bond Fund.......      30,324          30,324
                                               -----------
    (Cost $30,324)
TOTAL INVESTMENTS -- 100.0%                    $36,445,765
                                               ===========
    (Cost $35,654,524*)

---------------
* Also cost for Federal income tax purposes.

The gross unrealized appreciation
(depreciation) for Federal income tax
purposes is as follows:
    Gross appreciation.....................    $   822,072
    Gross depreciation.....................        (30,831)
                                               -----------
                                               $   791,241
                                               -----------

AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Insurance Association
LOC -- Letter of Credit

                             See Accompanying Notes

LOGO   FINANCIAL HIGHLIGHTS

                            ARMADA PENNSYLVANIA MUNICIPAL FUND

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                            FOR THE
                                           YEAR ENDED               FOR THE          FOR THE          FOR THE
                                        MAY 31, 1997(5)           PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                   --------------------------       MAY 31,         APRIL 30,        APRIL 30,
                                   INSTITUTIONAL     RETAIL(6)       1996(5)          1996(5)          1995(5)
                                   -------------     --------     ------------     ------------     ------------
Net asset value, beginning of
  period.........................    $   10.08       $  10.13       $  10.12         $  10.04         $  10.00
                                       -------         ------        -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income..........         0.44           0.31           0.04             0.43             0.29
  Net gain/(loss) on securities
    (realized and unrealized)....         0.17           0.12          (0.04)            0.08             0.04
                                       -------         ------        -------          -------          -------
    Total from investment
      operations.................         0.61           0.43           0.00             0.51             0.33
                                       -------         ------        -------          -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income.......................        (0.44)         (0.31)         (0.04)           (0.43)           (0.29)
  Dividends from net realized
    capital gains................        (0.02)         (0.02)         (0.00)           (0.00)           (0.00)
  Dividends in excess of net
    realized capital gains.......        (0.01)         (0.01)         (0.00)           (0.00)           (0.00)
                                       -------         ------        -------          -------          -------
    Total distributions..........        (0.47)         (0.34)         (0.04)           (0.43)           (0.29)
                                       -------         ------        -------          -------          -------
Net asset value, end of period...    $   10.22       $  10.22       $  10.08         $  10.12         $  10.04
                                       =======         ======        =======          =======          =======
TOTAL RETURN.....................         6.21%          6.13%(7)       (.03)%(4,7)       5.06%(7)        3.38%(4,7)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
  000's).........................    $  36,769       $     81       $ 38,733         $ 38,809         $ 34,638
Ratio of expenses to average net
  assets.........................          .87%(1)        .99%(2,3)       .85%(1,3)        .85%(1)         .85%(1,3)
Ratio of net investment income to
  average net assets.............         4.35%(1)       4.26%(2,3)      4.32%(1,3)       4.16%(1)        4.05%(1,3)
Portfolio turnover rate..........           42%            42%              0%              22%              4%

(1) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers and other service providers for the Institutional class for the year ended May 31, 1997, for the period ended May 31, 1996, for the year ended April 30, 1996, and for the period ended April 30, 1995 would have been 1.02% and 4.20%, 1.31% and 3.86%, 1.24% and
    3.77%, and 1.36% and 3.54%, respectively.

(2) The operating expense ratio and net investment income ratio before fee waivers by the Investment Advisers for the Retail class for the period ended May 31, 1997 would have been 1.00% and 4.25%, respectively.

(3) Annualized.

(4) Not Annualized.

(5) Activity for the period presented includes that of the Predecessor Fund through September 6, 1996. The Predecessor Fund commenced operations on August 10, 1994. During 1996, the Predecessor Fund changed its fiscal year-end from April 30 to May 31.

(6) Retail class commenced operations on September 11, 1996.

(7) Total Return excludes sales charge.

                             See Accompanying Notes

LOGO                        FINANCIAL STATEMENTS

MAY 31, 1997                ARMADA FUNDS TAX EXEMPT SERIES

STATEMENT OF ASSETS AND LIABILITIES

                                                                                  OHIO            PENNSYLVANIA
                                                                             TAX EXEMPT FUND     MUNICIPAL FUND
                                                                             ---------------     --------------
ASSETS
Investments at value (cost $92,298,496 and $35,654,524, respectively)......    $93,652,388        $ 36,445,765
Interest and dividends receivable..........................................      1,840,604             702,519
Receivable for Fund shares sold............................................        160,000                   0
Prepaid expenses...........................................................             79               5,925
                                                                               -----------         -----------
TOTAL ASSETS...............................................................     95,653,071          37,154,209
                                                                               -----------         -----------
LIABILITIES
Dividends Payable -- Institutional class...................................        350,210             136,696
Dividends Payable -- Retail class..........................................          6,371                 221
Payable for Fund shares redeemed...........................................          1,033             105,936
Payable for investments purchased..........................................        368,600                   0
Accrued expenses...........................................................         26,059              61,228
                                                                               -----------         -----------
TOTAL LIABILITIES..........................................................        752,273             304,081
                                                                               -----------         -----------
NET ASSETS.................................................................    $94,900,798        $ 36,850,128
                                                                               ===========         ===========
NET ASSETS CONSIST OF:
Paid-in capital............................................................    $93,546,902        $ 36,020,503
Undistributed net realized gain on investments sold........................              4              38,384
Net unrealized appreciation on investments.................................      1,353,892             791,241
                                                                               -----------         -----------
                                                                               $94,900,798        $ 36,850,128
                                                                               ===========         ===========
Net Assets -- Institutional class..........................................    $91,366,272        $ 36,769,200
Shares outstanding -- Institutional class..................................      8,411,463           3,599,156
Net asset value, Offering and Redemption price per share -- Institutional
  class....................................................................    $     10.86        $      10.22
                                                                               ===========         ===========
Net Assets -- Retail class.................................................    $ 3,534,526        $     80,928
Shares outstanding -- Retail class.........................................        326,554               7,922
Net asset value and Redemption price per share -- Retail class.............    $     10.82        $      10.22
                                                                               ===========         ===========
Maximum sales charge -- Retail class.......................................          3.00%               3.00%
Maximum Offering price per Retail share....................................    $     11.15        $      10.54
                                                                               ===========         ===========

                             See Accompanying Notes

LOGO                        FINANCIAL STATEMENTS

                            ARMADA FUNDS TAX EXEMPT SERIES
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1997

                                                                                                  PENNSYLVANIA
                                                                                  OHIO             MUNICIPAL
                                                                             TAX EXEMPT FUND        FUND(1)
                                                                             ---------------     --------------
INVESTMENT INCOME:
  Interest.................................................................    $ 4,413,507        $  1,947,807
                                                                                ----------          ----------
EXPENSES:
  Investment Advisory fees.................................................        490,179             220,753
  Administration fees......................................................         89,124              45,644
  12b-1 fees...............................................................         35,649              28,191
  Transfer Agent fees......................................................         29,920              20,088
  Custodian fees...........................................................         17,996               5,618
  Legal fees...............................................................          9,604                 449
  Distribution fees........................................................          8,683               5,245
  Audit fees...............................................................          5,610              15,051
  Printing and shareholder reports.........................................          5,492               2,840
  Miscellaneous............................................................          4,850              26,906
  Registration and filing fees.............................................          4,582               3,639
  Trustees' fees...........................................................          1,885               2,052
  Insurance................................................................          1,507                 602
  Amortization of organization costs.......................................              0               3,323
  Shareholder servicing fees -- Retail class only..........................              0                  59
  Fees waived..............................................................              0             (26,110)
  Fees waived by Investment Adviser........................................       (490,179)            (29,097)
                                                                                ----------          ----------
    Total expenses.........................................................        214,902             325,253
                                                                                ----------          ----------
NET INVESTMENT INCOME......................................................      4,198,605           1,622,554
                                                                                ----------          ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments sold....................................          7,711              68,280
  Net change in unrealized appreciation on investments ....................      1,308,094             567,567
                                                                                ----------          ----------
  Net gain on investments..................................................      1,315,805             635,847
                                                                                ----------          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................    $ 5,514,410        $  2,258,401
                                                                                ==========          ==========

  (1) Activity for the year ended May 31, 1997 includes that of the Predecessor Fund through September 6, 1996.

                             See Accompanying Notes

LOGO                        FINANCIAL STATEMENTS

                            ARMADA FUNDS TAX EXEMPT SERIES

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 PENNSYLVANIA MUNICIPAL FUND
                                              OHIO TAX EXEMPT FUND       -------------------------------------------
                                           ---------------------------     FOR THE         FOR THE        FOR THE
                                             FOR THE        FOR THE       YEAR ENDED       PERIOD        YEAR ENDED
                                            YEAR ENDED     YEAR ENDED      MAY 31,          ENDED        APRIL 30,
                                           MAY 31, 1997   MAY 31, 1996      1997(1)     MAY 31, 1996(2)   1996(2)
                                           ------------   ------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income..................  $ 4,198,605    $ 3,786,923    $ 1,622,554     $   142,421    $ 1,572,781
  Net realized gain on investments
    sold.................................        7,711         82,782         68,280           7,631         74,461
  Net change in unrealized appreciation/
    (depreciation) on investments........    1,308,094       (647,617)       567,567        (159,492)       179,469
                                           ------------   ------------   ------------   -------------   ------------
Net increase/(decrease) in net assets
  resulting from operations..............    5,514,410      3,222,088      2,258,401          (9,440)     1,826,711
                                           ------------   ------------   ------------   -------------   ------------
Distributions to shareholders from net
  investment income......................   (4,198,605)    (3,786,923)    (1,622,554)       (142,421)    (1,572,781)
Distributions to shareholders from net
  realized capital gains.................            0              0        (68,280)              0              0
Distributions to shareholders in excess
  of net realized capital gains..........            0              0        (43,698)              0              0
Increase/(decrease) in net assets derived
  from capital share transactions........    7,830,355     11,155,681     (2,406,814)         75,690      3,917,267
                                           ------------   ------------   ------------   -------------   ------------
Total increase/(decrease) in net
  assets.................................    9,146,160     10,590,846     (1,882,945)        (76,171)     4,171,197
                                           ------------   ------------   ------------   -------------   ------------
NET ASSETS:
  Beginning of period....................   85,754,638     75,163,792     38,733,073      38,809,244     34,638,047
                                           ------------   ------------   ------------   -------------   ------------
  End of period..........................  $94,900,798    $85,754,638    $36,850,128     $38,733,073    $38,809,244
                                           ============   ============   =============  ==============  =============

(1) Activity for the year ended May 31, 1997 includes that of the Predecessor Fund through September 6, 1996.

(2) Activity for the periods ended May 31, 1996 and April 30, 1996 is that of the Predecessor Fund.

                             See Accompanying Notes

LOGO  NOTES TO FINANCIAL STATEMENTS

1.  FUND ORGANIZATION

  Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund which is authorized to issue thirty-two classes of shares of beneficial interest, each of which evidences an interest in one of 16 investment funds:

  Money Market Fund
(Class A "Institutional" shares and Class A-Special Series 1 "Retail" shares)

  Government Fund
(Class B "Institutional" shares and Class B-Special Series 1 "Retail" shares)

  Treasury Fund
(Class C "Institutional" shares and Class C-Special Series 1 "Retail" shares)

  Tax Exempt Fund
(Class D "Institutional" shares and Class D-Special Series 1 "Retail" shares)

  Equity Growth Fund
(Class H "Institutional" shares and Class H-Special Series 1 "Retail" shares)

  Fixed Income Fund
(Class I "Institutional" shares and Class I-Special Series 1 "Retail" shares)

  Ohio Tax Exempt Fund
(Class K "Institutional" shares and Class K-Special Series 1 "Retail" shares)

  National Tax Exempt Fund
(Class L "Institutional" Shares and Class L-Special Series 1 "Retail" shares)

  Equity Income Fund
(Class M "Institutional" Shares and Class M-Special Series 1 "Retail" shares)

  Mid Cap Regional Fund
(Class N "Institutional" shares and Class N-Special Series 1 "Retail" shares)

  Enhanced Income Fund
(Class O "Institutional" shares and Class O-Special Series 1 "Retail" shares)

  Total Return Advantage Fund
(Class P "Institutional" shares and Class P-Special Series 1 "Retail" shares)

  Pennsylvania Tax Exempt Fund
(Class Q "Institutional" shares and Class Q-Special Series 1 "Retail" shares)

  Intermediate Government Fund
(Class R "Institutional" shares and Class R-Special Series 1 "Retail" shares)

  GNMA Fund
(Class S "Institutional" shares and Class S-Special Series 1 "Retail" shares)

  Pennsylvania Municipal Fund
(Class T "Institutional" shares and Class T-Special Series 1 "Retail" shares)

  As of the date of this report, the National Tax Exempt Fund has not commenced operations.

  FUND REORGANIZATION: On May 3, 1996, Integra Financial Corporation ("Integra Financial") merged into National City Corporation ("National City"). Integra Trust Company, an affiliate of Integra Financial, served as Investment Adviser to Inventor Funds, Inc. ("Inventor"). A new investment advisory agreement between Inventor and affiliates of National City received shareholder approval in May 1996.

  On February 15 and March 18, 1996, the respective Boards of Trustees/Directors of the Trust and Inventor each approved the Agreement and Plan of Reorganization between the Trust and Inventor (the "Agreement"). Subsequently, a shareholder meeting was held to approve the Agreement, the unaudited

LOGO  NOTES TO FINANCIAL STATEMENTS

result of which for the Inventor Pennsylvania Municipal Bond Fund is listed below:

                                 SHARES VOTED
                         ----------------------------  PERCENT
                            FOR      AGAINST  ABSTAIN   VOTED
                         ----------  -------  -------  -------
Inventor Pennsylvania
  Municipal Bond Fund...  3,386,184       --    3,300     88%

  The Reorganization was executed on September 9, 1996.

  As part of the Reorganization, on September 9, 1996, the Inventor Pennsylvania Municipal Bond Fund (the "Predecessor Fund") transferred all of its assets and liabilities with an approximate value of $36,673,181, including net unrealized appreciation on investment securities of $344,245 in exchange for shares of Armada Pennsylvania Municipal Fund. The Reorganization was executed as a tax-free reorganization in accordance with Section 368(a)(1)(F) of the Internal Revenue Code of 1986 (the "Internal Revenue Code"), as amended. The results of operations, changes in net assets and financial highlights of the Armada Pennsylvania Municipal Fund for the year ended May 31, 1997 include those of the Predecessor Fund.

  In accordance with provisions of the Agreement, the Trust and Inventor were each responsible for the payment of their own expenses incurred in connection with the Reorganization to the extent not borne by their respective Investment Advisers. Accordingly, the Trust recognized approximately $200,000 in costs connected with the Reorganization, which has been allocated among the various funds in the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Ohio Tax Exempt and Pennsylvania Municipal Funds (the "Funds") in preparation of their financial statements.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  PORTFOLIO VALUATION: Securities for which market quotations are readily available are valued at their market values determined on the basis of the mean between their current available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Securities and other assets for which quotations are not readily available are valued at their fair market value under procedures approved by the Board of Trustees. Short-term investments having maturities of 60 days or less are generally valued on the basis of amortized cost.

  The Ohio Tax Exempt and Pennsylvania Municipal Funds each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Funds to declare dividends daily from net investment income and to pay such dividends no later than five business days after the end of the month. Net investment income of the Funds consists of interest accrued and original issue discount earned, less amortization of any market premium and accrued expenses. Any net realized capital gains will be distributed at least annually.

  FEDERAL INCOME TAXES: Each of the Funds is classified as a separate taxable entity for Federal

LOGO  NOTES TO FINANCIAL STATEMENTS

income tax purposes. Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and realized net capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

  ORGANIZATIONAL COSTS: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations.

3.  INVESTMENT ADVISERS, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

  Fees paid by the Trust pursuant to the Advisory Agreements with National City Bank, National City Bank of Columbus and National City Bank of Kentucky (collectively, the "Adviser" or "Advisers"), wholly-owned subsidiaries of National City Corporation, are payable monthly based on an annual rate of .55% of each Fund's average daily net assets. Prior to the Reorganization, Integra Trust Company served as investment adviser to the Pennsylvania Municipal Fund and Weiss, Peck & Greer LLC (the "Sub-Adviser") served as sub-adviser to Integra Trust Company. Subsequent to the Reorganization, the Sub-Adviser continues to serve under an agreement with National City Bank and is entitled to earn a fee pursuant to such agreement. The Advisers may from time to time waive their fees payable by the Fund. For the year ended May 31, 1997, the Advisers have earned and waived the following fees:

                             EARNED      WAIVED
                            --------    --------
  Ohio Tax Exempt Fund....  $490,179    $490,179
  Pennsylvania Municipal
     Fund.................   220,753      29,097

  The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Retail shares in the Pennsylvania Municipal Fund, and in the future may implement the service plan with respect to the Retail shares of the Ohio Tax Exempt Fund. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Retail shares in consideration for the payment of up to .10% on an annualized basis of the net asset value of the Retail shares of the Fund. For the year ended May 31, 1997, fees paid by the Pennsylvania Municipal Fund under the Services Plan to NatCity Investments, Inc., a wholly-owned subsidiary of National City Corporation, amounted to $272.

  National City Bank, a wholly owned subsidiary of National City Corporation, serves as the Funds' Custodian. National City Bank commenced services as custodian to the Pennsylvania Municipal Fund effective August 5, 1996. National City Bank has earned custodian fees for the year ended May 31, 1997 totaling $17,996 for the Ohio Tax Exempt Fund and $4,947 for the Pennsylvania Municipal Fund.

  Pursuant to Board of Trustees' approval, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company ("SEI" or "Distributor"), began serving as the Trust's Distributor on March 10, 1997. Each Fund pays a fee to the Distributor for distributing its shares. Under the Trust's Distribution Agreement and related Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act, the Trust compensates the Distributor for

LOGO  NOTES TO FINANCIAL STATEMENTS

services provided and expenses assumed in providing advertising, marketing, prospectus printing and other distribution services up to a maximum of .10% per annum of the average net assets of each Fund, inclusive of an annual base fee of $1,250,000, plus incentive fees related to asset growth, which are allocated among the investment funds with respect to which the Distributor is distributing shares.

  440 Financial Distributors, Inc., ("440"), a wholly-owned subsidiary of The Shareholder Services Group, Inc., and an indirect wholly-owned subsidiary of First Data Corp., served as the Trust's distributor until March 7, 1997. Each Fund reimbursed 440 for direct and indirect expenses incurred in performing distribution services, up to a maximum of .10% per annum of the average net assets of the Fund, inclusive of an annual fee of $250,000, which was allocated among the investment funds for which 440 was distributing shares.

  SEI served as distributor to the Pennsylvania Municipal Fund prior to the Reorganization. Under a Rule 12b-1 Distribution Plan, SEI earned and waived Fees at an annual rate of up to .25% of the average daily net assets of the Predecessor Fund's Class A shares.

  Each Trustee receives an annual fee of $7,500 plus $2,500 for each Board Meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $2,500 per annum for services in such capacity. Such fees are paid for services rendered to all of the investment funds and are allocated accordingly. No person who is an officer, director, trustee, or employee of the Investment Advisers, Distributor, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

  Expenses for the year ended May 31, 1997 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

  PFPC Inc. ("PFPC") serves as Administrator and Accounting Agent to the Trust. As compensation for services performed, each Fund pays PFPC an asset-based fee plus reimbursement of reasonable out-of-pocket expenses. An officer of PFPC serves as Treasurer to the Trust.

4.  PURCHASES AND SALES OF SECURITIES

  During the fiscal year ended May 31, 1997, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated $28,074,924 and $20,479,442, respectively, for the Ohio Tax Exempt Fund and aggregated $15,253,890 and $16,406,940, respectively, for the Pennsylvania Municipal Fund. There were no purchases or sales of U.S. government securities during the period for either of the Funds.

5.  SHARES OF BENEFICIAL INTEREST

  The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized below for the Ohio Tax Exempt and the Pennsylvania Municipal Funds.

LOGO  NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED MAY 31, 1997
                                                         ---------------------------------------------------------
                                                            INSTITUTIONAL CLASS                RETAIL CLASS
                                                         --------------------------     --------------------------
                                                           SHARES          VALUE         SHARES          VALUE
                                                         ----------     -----------     ---------     ------------
OHIO TAX EXEMPT FUND
Shares sold............................................   2,121,364     $22,999,558       298,675     $  3,163,301
Shares reinvested......................................      10,218         110,652        12,739          137,134
Shares repurchased.....................................  (1,469,851)    (15,839,960)     (254,112)      (2,740,330)
                                                         -----------    ------------    ---------      -----------
Net increase...........................................     661,731     $ 7,270,250        57,302     $    560,105
                                                         ===========    ============    =========      ===========
PENNSYLVANIA MUNICIPAL FUND
Shares sold............................................     501,185     $ 5,097,413         9,160     $     92,853
Shares reinvested......................................         340           3,460            78              796
Shares repurchased.....................................    (745,498)     (7,587,820)       (1,316)         (13,516)
                                                         -----------    ------------    ---------      -----------
Net increase/(decrease)................................    (243,973)    $(2,486,947)        7,922     $     80,133
                                                         ===========    ============    =========      ===========

                                                                     FOR THE YEAR ENDED MAY 31, 1996
                                                        ----------------------------------------------------------
                                                            INSTITUTIONAL CLASS                RETAIL CLASS
                                                        ---------------------------     --------------------------
                                                          SHARES           VALUE         SHARES          VALUE
                                                        -----------     -----------     ---------     ------------
OHIO TAX EXEMPT FUND
Shares sold...........................................    2,191,806     $23,827,182        76,941     $    836,692
Shares reinvested.....................................        9,411         102,340        13,782          149,184
Shares repurchased....................................   (1,151,939)    (12,499,876)     (117,369)      (1,259,841)
                                                        -----------     ------------    ---------       ----------
Net increase/(decrease)...............................    1,049,278     $11,429,646       (26,646)    $   (273,965)
                                                        ===========     ============    =========       ==========

                                                         FOR THE ONE MONTH PERIOD           FOR THE YEAR ENDED
                                                            ENDED MAY 31, 1996*              APRIL 30, 1996*
                                                        ---------------------------     --------------------------
                                                          SHARES           VALUE         SHARES          VALUE
                                                        -----------     -----------     ---------     ------------
PENNSYLVANIA MUNICIPAL FUND
Shares sold...........................................       31,343     $   315,950       646,951     $  6,603,530
Shares reinvested.....................................           21             210           215            2,204
Shares repurchased....................................      (23,796)       (240,470)     (262,673)      (2,688,465)
                                                           --------       ---------      --------       ---------
Net increase..........................................        7,568     $    75,690       384,493     $  3,917,267
                                                           ========       =========       ========       =========

  *Formerly Inventor Pennsylvania Municipal Bond Fund.

LOGO   REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and
Shareholders of Armada Funds

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Armada Ohio Tax Exempt Fund and Armada Pennsylvania Municipal Fund (the "Funds") as of May 31, 1997, and the related statements of operations for the year then ended. We have also audited the statements of changes in net assets and financial highlights for each of the periods presented for the Armada Ohio Tax Exempt Fund and for the year ended May 31, 1997 for the Armada Pennsylvania Municipal Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended April 30, 1996 and the one month period ended May 31, 1996 and the financial highlights for the periods ended April 30, 1995 through May 31, 1996 for the Armada Pennsylvania Municipal Fund were audited by other auditors whose report dated July 26, 1996 expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian, as of May 31, 1997, and confirmation of securities not held by the custodian, by correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Armada Ohio Tax Exempt Fund and the Armada Pennsylvania Municipal Fund at May 31, 1997, the results of their operations for the year then ended, and for the Armada Ohio Tax Exempt Fund, the changes in its net assets and financial highlights for each of the periods presented herein, and for the Armada Pennsylvania Municipal Fund, the changes in its net assets and financial highlights for the year ended May 31, 1997, in conformity with generally accepted accounting principles.

                                                     /s/ ERNST & YOUNG LLP
Philadelphia, PA
July 3, 1997

LOGO   ARMADA FUNDS

BOARD OF TRUSTEES           Robert D. Neary
                              Chairman and President
                              Retired Co-Chairman, Ernst & Young
                              Director, Cold Metal Products, Inc.
                              Director, Zurn Industries, Inc.

                            Thomas R. Benua, Jr.
                              Chairman, EBCO Manufacturing Company

                            Leigh Carter
                              Retired President and Chief Operating
                                 Officer, B.F. Goodrich Company
                              Director, Adams Express Company
                              Director, Acromed Corporation
                              Director, Petroleum & Resources Corp.
                              Director, Morrison Products

                            John F. Durkott
                              President and Chief Operating Officer,
                                 Kittle's Home Furnishings Center, Inc.

                            Richard W. Furst, Dean
                              Professor of Finance and Dean,
                                 Carol Martin Gatton College of Business
                                 and Economics, University of Kentucky
                              Director, The Seed Corporation
                              Director, Foam Design, Inc.

                            J. William Pullen
                              President and Chief Executive Officer,
                                 Whayne Supply Company
                              President and Chief Executive Officer,
                                 American Contractors Rentals & Sales

                            Richard B. Tullis
                              Chairman Emeritus, Harris Corporation
                              Director, NACCO Materials Handling Group, Inc. Director, Hamilton Beach/Proctor-Silex, Inc. Director, Waste-Quip, Inc.

LOGO   NOTES

      [ARMADA LOGO]                                       --------------------
          ARMADA                                          |     BULK RATE    |
           FUNDS                                          |    U.S. POSTAGE  |
                                                          |        PAID      |
Oaks, Pennsylvania 19456                                  |   CLEVELAND, OH  |
*Address Correction Requested                             |  PERMIT NO. 1535 |
                                                          --------------------
INVESTMENT ADVISERS

AFFILIATES OF
NATIONAL CITY
CORPORATION


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